LOANS PAYABLE (Details Narrative) - USD ($)											1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 07, 2020	Nov. 19, 2019	Nov. 14, 2019	Oct. 16, 2019	Sep. 26, 2019	Jul. 15, 2019	Mar. 26, 2019	Mar. 01, 2019	Feb. 22, 2019	Apr. 17, 2018	Dec. 23, 2019	Dec. 21, 2019	Dec. 17, 2019	Dec. 11, 2019	Dec. 09, 2019	Jul. 30, 2019	May 23, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	May 20, 2019	May 13, 2019	May 07, 2019	Apr. 12, 2019
Notes payable																		$ 21,921		$ 61,631	$ 56,044
Interest expense																		323	$ 7,559	7,513	$ 6,044
Global Business Partnership AG [Member]
Notes payable			$ 24,980	$ 24,980
Interest rate				10.00%
Interest expense			$ 198
Maturity date				Jan. 14, 2020
Number of shares converted			1,398,803
Viktoria Akhmetova [Member]
Notes payable										$ 50,000
Description of loans payable terms										On September 13, 2018, the maturity date of the note was extended to January 11, 2019. On March 19, 2019, the note was extended to January 11, 2020, and the interest rate changed to 15% per annum.
Interest rate										18.00%
Maturity date										Sep. 13, 2018
Conversion price (in dollars per share)																$ 0.0063
Description of stock split										The balance of the note as of July 30, 2019, plus accrued interest thereon was $60,425 and was converted into 974,592 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price																Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
BOBA Management Corporation [Member]
Notes payable											$ 20,000
Description of loans payable terms									The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate									10.00%
Maturity date									Feb. 22, 2020
Description of stock split									The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,866 and was converted into 336,545 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price									Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
BOBA Management Corporation [Member] | Debt Exchange Agreements [Member]
Conversion price (in dollars per share)																$ 0.0063
Boba Management Corporation 1 [Member]
Notes payable								$ 20,000
Description of loans payable terms								The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate								10.00%
Maturity date								Mar. 01, 2020
Description of stock split								The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,827 and was converted into 335,926 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price								Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
Boba Management Corporation 1 [Member] | Debt Exchange Agreements [Member]
Conversion price (in dollars per share)																0.0063
Boba Management Corporation 2 [Member]
Notes payable							$ 20,000
Description of loans payable terms							The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate							10.00%
Maturity date							Mar. 26, 2020
Description of stock split							The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,690 and was converted into 333,717 post reverse split shares of common stock on November 18, 2019.
Reverse stock split exchange price							Shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share.
Accrued interest																						$ 20,690
Boba Management Corporation 2 [Member] | Debt Exchange Agreements [Member]
Conversion price (in dollars per share)																$ 0.0063
BOBA Management Corporation 3 [Member]
Notes payable					$ 34,955
Description of loans payable terms		In terms of a debt exchange agreement entered into, Boba Management exchanged principal in the aggregate of $34,955 and interest thereon of $469 into 1,968,014 shares of common stock at a conversion price of $0.04 per share, thereby extinguishing the debt and realizing a loss on exchange of $37,392.			The Company had the right to prepay the note without penalty prior to maturity date.
Interest rate					10.00%
Maturity date					Dec. 26, 2019
Description of stock split					The balance of the note plus accrued interest at September 30, 2019 was $34,994.
Accrued interest																						$ 34,994
BOBA Management Corporation 4 [Member]
Notes payable																	$ 5,000						$ 15,000	$ 15,000	$ 10,000	$ 20,000
BOBA Management Corporation 4 [Member] | Securities Purchase Agreements [Member]
Notes payable						$ 65,000
Conversion price (in dollars per share)																	$ 0.01
Description of stock split						Company during the period April 12 to May 23, 2019, was converted into 6,500,000 pre reverse split (650,000 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.01 per share.
Number of shares converted																	6,500,000
Stanislav Minaychenko [Member]
Notes payable													$ 23,893					14,111
Interest rate													4.00%
Maturity date													Jun. 16, 2020
Promissory note service agreement date													Sep. 01, 2015
Repayment of notes payable																		10,000
Maxim Pukhoskiy [Member]
Notes payable													$ 17,856					7,810		$ 17,683
Interest rate													4.00%
Maturity date													Jun. 16, 2020
Promissory note service agreement date													May 01, 2015
Repayment of notes payable																		$ 10,000
Wakatec OU [Member]
Notes payable												$ 93,000
Interest rate												4.00%
Maturity date												Dec. 21, 2020
Vladimir Skiguine [Member]
Notes payable											30,000
Interest rate																		5.00%		5.00%
Alexander Motorin [Member]
Notes payable											$ 20,000
Interest rate											4.00%
Maturity date											Dec. 23, 2020
Debt exchange agreement, description	The Company entered into a debt exchange agreement whereby the aggregate principal sum of $20,000 plus accrued interest of $33 was exchanged for 1,001,644 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $20,033.
Viv Holdings, Inc [Member]
Notes payable											$ 43,000									$ 20,018
Andrey Novikov [Member]
Notes payable															$ 131,906
Description of loans payable terms														Mr. Novikov entered into two debt purchase agreements, whereby he disposed of the promissory note as follows; (i) a portion of the note in the principal amount of $65,953 was sold and assigned to Strategic IR and; (ii) a portion of the note in the principal amount of $65,953 was sold and assigned to Vladimir Skigin, thereby extinguishing the liability owing to Mr. Novikov.
Interest rate															8.00%
Maturity date															Dec. 09, 2020
Promissory note service agreement date															Sep. 01, 2015
Principal outstanding															$ 156,206